Long-term Employee Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs

The following table sets forth the components of net periodic benefit (gain) cost for the three and six months ended June 30, 2015 and 2014:

	Pension Benefits
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Components of net periodic benefit cost:
Net periodic benefit cost:
Service cost	$3.3	$3.8	$6.4	$8.4
Interest cost	4.6	6.0	9.2	12.0
Expected return on plan assets	(3.6)	(3.7)	(7.3)	(7.4)
Amortization of actuarial (gain) loss, net	0.2	(0.1)	0.5	(0.2)
Amortization of prior service credit, net	—	—	(0.1)	—

Net periodic benefit cost	$4.5	$6.0	$8.7	$12.8

	Other Long-Term Employee Benefits
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Components of net periodic benefit (gain) cost:
Net periodic benefit (gain) cost:
Service cost	$—	$0.1	$—	$0.1
Interest cost	—	—	—	0.1
Amortization of prior service credit	(1.0)	—	(1.9)	—

Net periodic benefit (gain) cost	$(1.0)	$0.1	$(1.9)	$0.2

The following table sets forth the components of net periodic benefit costs for the Successor years ended December 31, 2014 and 2013 and the Predecessor year ended December 31, 2012.

	Pension Benefits
	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Components of net periodic benefit cost and amounts recognized in other comprehensive (income) loss:
Net periodic benefit (credit) cost:
Service cost	$15.4	$17.0	$—	$1.6	$14.8
Interest cost	22.9	21.2	—	1.8	22.0
Expected return on plan assets	(14.8)	(11.9)	—	(1.9)	(18.4)
Amortization of actuarial (gain) loss, net	(0.3)	—	—	1.1	5.2
Amortization of prior service cost	—	—	—	—	0.2
Curtailment gain	(7.3)	—	—	—	—
Settlement loss	0.1	—	—	—	3.9

Net periodic benefit cost	16.0	26.3	—	2.6	27.7

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss, net	60.6	(10.6)	—	—	112.7
Amortization of actuarial gain (loss), net	0.3	—	—	(1.1)	(5.2)
Prior service benefit	(4.3)	(0.4)	—	—	(0.3)
Amortization of prior service cost	—	—	—	—	(0.2)
Curtailment gain	7.3	—	—	—	—
Settlement loss	(0.1)	—	—	—	(3.9)
Net translation adjustment	(4.9)	0.6	—	—	—

Total (gain) loss recognized in other comprehensive income	58.9	(10.4)	—	(1.1)	103.1

Total recognized in net periodic benefit cost and other comprehensive (income) loss	$74.9	$15.9	$—	$1.5	$130.8

	Other Long-Term Employee Benefits
	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Components of net periodic benefit cost and amounts recognized in other comprehensive (income) loss:
Net periodic benefit credit cost:
Service cost	$0.1	$0.2	$—	$—	$0.3
Interest cost	0.1	0.2	—	—	0.5
Amortization of actuarial loss, net	0.1	—	—	—	—
Amortization of prior service cost (benefit)	(1.4)	—	—	—	0.2

Net periodic benefit cost	(1.1)	0.4	—	—	1.0

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net actuarial (gain) loss	(4.6)	(0.7)	—	—	2.7
Amortization of actuarial gain (loss)	(0.1)	—	—	—	—
Prior service benefit	—	—	—	—	(5.9)
Amortization of prior service benefit (cost)	1.4	—	—	—	(0.2)
Net translation adjustment	—	0.1	—	—	—

Total (gain) loss recognized in other comprehensive income	(3.3)	(0.6)	—	—	(3.4)

Total recognized in net periodic benefit cost and other comprehensive income	$(4.4)	$(0.2)	$—	$—	$(2.4)

Schedule of Multiemployer Plans

multiemployer plan with the other businesses of DuPont. The following table presents pension expense allocated by DuPont to DPC for DuPont’s significant plans in which DPC participated.

		Predecessor
Plan Name	EIN/ Pension Number	January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
DuPont Pension and Retirement Plan	51-0014090/001	$4.2	$40.6
All Other Plans		$0.7	$16.7

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

employee benefit obligations was December 31. The following table sets forth the changes to the projected benefit obligations (“PBO”) and plan assets for the Successor year ended December 31, 2014 and 2013 and the funded status and amounts recognized in the accompanying consolidated balance sheets at December 31, 2014 and 2013 for the Company’s defined benefit pension and other long-term benefit plans:

	Defined Benefits		Other Long-Term Employee Benefits
	Successor		Successor
	Year Ended December 31,		Year Ended December 31,
Obligations and Funded Status	2014	2013	2014	2013
Change in benefit obligation:
Projected benefit obligation at beginning of year	$603.0	$—	$4.6	$—
Fair value of assumed obligation at Acquisition date	—	579.5	—	5.2
Service cost	15.4	17.0	0.1	0.2
Interest cost	22.9	21.2	0.1	0.2
Participant contributions	1.0	1.0	—	—
Actuarial losses (gains)—net	85.8	(5.8)	1.1	(0.7)
Plan curtailments and settlements	(16.3)	(1.4)	—	—
Benefits paid	(30.1)	(20.7)	—	—
Amendments	(4.3)	(0.4)	(5.7)	—
Currency translation adjustment	(64.3)	12.6	(0.1)	(0.3)

Projected benefit obligation at end of year	613.1	603.0	0.1	4.6

Change in plan assets:
Fair value of plan assets at beginning of year	281.3	—	—	—
Fair value of plan assets at Acquisition date	—	250.7	—	—
Actual return on plan assets	26.5	16.0	—	—
Employer contributions	40.9	28.6	—	—
Participant contributions	1.0	1.0	—	—
Benefits paid	(30.1)	(20.7)	—	—
Settlements	(2.7)	(0.6)	—	—
Currency translation adjustment	(22.4)	6.3	—	—

Fair value of plan assets at end of year	294.5	281.3	—	—

Funded status, net	$(318.6)	$(321.7)	$(0.1)	$(4.6)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	$0.1	$0.2	$—	$—
Other accrued liabilities	(12.4)	(13.3)	—	—
Accrued pension and other long-term employee benefits	(306.3)	(308.6)	(0.1)	(4.6)

Net amount recognized	$(318.6)	$(321.7)	$(0.1)	$(4.6)

Schedule of Accumulated and Projected Benefit Obligations

The following table reflects the ABO for all defined benefit pension plans as of December 31, 2014 and 2013. Further, the table reflects the aggregate PBO, ABO and fair value of plan assets for pension plans with PBO in excess of plan assets and for pension plans with ABO in excess of plan assets.

	Successor
	Year Ended December 31,
	2014	2013
ABO	$559.4	$541.5
Plans with PBO in excess of plan assets:
PBO	$606.2	$595.7
ABO	$553.2	$534.9
Fair value plan assets	$287.5	$273.8
Plans with ABO in excess of plan assets:
PBO	$602.0	$537.8
ABO	$550.9	$488.9
Fair value plan assets	$285.1	$227.2

Schedule of Net Periodic Benefit Cost Not yet Recognized

The pretax amounts not yet reflected in net periodic benefit cost and included in Accumulated other comprehensive income (loss) include the following:

Defined Benefits:	Successor
	Year Ended December 31,
	2014	2013
Accumulated net actuarial gains (losses)	$(52.6)	$10.0
Accumulated prior service (cost) credit	4.3	0.4

Total	$(48.3)	$10.4

Other Long-Term Employee Benefits:	Successor
	Year Ended December 31,
	2014	2013
Accumulated net actuarial gains (losses)	$(0.4)	$0.6
Accumulated prior service (cost) credit	4.1	—

Total	$3.7	$0.6

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The estimated pre-tax amounts that are expected to be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost during 2015 for the defined benefit plans and other long-term employee benefit plans is as follows:

	2015
	Defined Benefits	Other Long-Term Employee Benefits
Amortization of net actuarial gains (losses)	$(1.1)	$—
Amortization of prior service (cost) credit	0.3	4.1

Total	$(0.8)	$4.1

Schedule of Assumptions Used

We used the following assumptions in determining the benefit obligations and net periodic benefit cost:

	Successor		Predecessor
	2014	2013	2012
Defined benefits
Weighted-average assumptions:
Discount rate to determine benefit obligations	3.23%	4.11%	3.38%
Discount rate to determine net cost	4.11%	4.15%	4.73%
Rate of future compensation increases to determine benefit obligation	3.57%	3.52%	3.16%
Rate of future compensation increases to determine net cost	3.52%	3.69%	3.33%
Rate of return on plan assets to determine net cost	5.23%	5.22%	7.71%

	Successor		Predecessor
	2014	2013	2012
Other Long-Term Employee benefits
Weighted-average assumptions:
Discount rate to determine benefit obligations	1.50%	4.80%	4.86%
Discount rate to determine net cost	4.80%	4.20%	7.28%
Rate of future compensation increases to determine benefit obligations	—	—	3.00%
Rate of future compensation increases to determine net cost	—	—	4.00%

Schedule of Expected Benefit Payments

The following reflects the total benefit payments expected to be paid for defined benefits:

Year ended December 31,	Benefits
2015	$34.8
2016	$27.1
2017	$29.8
2018	$31.0
2019	$37.6
2020—2024	$180.3

The following reflects the total benefit payments expected to be paid for other long-term employee benefits:

Year ended December 31,	Benefits
2015	$—
2016	$0.1
2017	$—
2018	$—
2019	$—
2020—2024	$—

Schedule of Allocation of Plan Assets

The table below summarizes the weighted average target pension plan asset allocation at December 31 for all Axalta defined benefit plans.

Asset Category	2014	2013	Target Allocation
Equity securities	35-40%	35-40%	35-40%
Debt securities	35-40%	35-40%	35-40%
Real estate	0-1%	0-1%	0-1%
Other	20-25%	20-25%	20-25%

The table below presents the fair values of the defined benefit pension plan assets by level within the fair value hierarchy, as described in Note 3, at December 31, 2014 and 2013, respectively.

	Fair value measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$4.4	$4.4	$—	$—
U.S. equity securities	16.1	16.1	—	—
Non-U.S. equity securities	79.2	78.7	0.4	0.1
Debt—government issued	36.9	36.3	0.6	—
Debt—corporate issued	55.3	53.0	—	2.3
Hedge Funds	0.2	0.1	0.1	—
Private market securities	63.2	0.1	0.1	63.0
Real estate	0.4	—	—	0.4

	255.7	$188.7	$1.2	$65.8

Pension trust receivables	38.8

Total	$294.5

	Fair value measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$6.7	$6.7	$—	$—
U.S. equity securities	13.6	13.2	0.4	—
Non-U.S. equity securities	71.3	70.8	0.5	—
Debt—government issued	34.4	34.4	—	—
Debt—corporate issued	52.2	49.3	2.9	—
Hedge Funds	0.4	0.2	0.2	—
Private market securities	59.5	—	0.2	59.3
Real estate	0.3	—	—	0.3

	238.4	$174.6	$4.2	$59.6

Pension trust receivables	42.9

Total	$281.3

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

partnerships, trusts that own private market securities, and real estate. The tables below present a roll forward of activity for these assets for the years ended December 31, 2014 and 2013.

	Level 3 assets
	Total	Private market securities	Debt and Equity	Real estate
Ending balance at December 31, 2012	$12.2	$10.5	$—	$1.7
Realized (loss)	(0.1)	—	—	(0.1)
Change in unrealized gain	0.2	0.2	—	—
Purchases, sales, issues and settlements	45.6	46.9	—	(1.3)
Transfers in/(out) of Level 3	1.7	1.7	—	—

Ending balance at December 31, 2013	$59.6	$59.3	$—	$0.3
Realized (loss)	—	—	—	—
Change in unrealized gain	0.2	—	—	0.2
Purchases, sales, issues and settlements	6.0	3.7	2.4	(0.1)
Transfers in/(out) of Level 3	—	—	—	—

Ending balance at December 31, 2014	$65.8	$63.0	$2.4	$0.4